Pension Plans and Retiree Benefits - Schedule of Defined Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	$ 1,777.0	$ 1,837.0
Actuarial gain	(479.0)	(43.0)
Current service cost	25.0	27.0
Member contributions	0.0	0.0
Interest cost	53.0	50.0
Benefits paid	(87.0)	(78.0)
Expenses paid	(1.0)	(1.0)
Settlements	(5.0)	(7.0)
Plan amendments		0.0
Other	0.0
Foreign exchange translation	98.0	(8.0)
Balance, end of year	1,381.0	1,777.0
Less: projected benefit obligation reclassified to liabilities associated with assets held for sale (note 5)	(85.0)
Projected benefit obligation, total	1,296.0
Plan assets
Fair value, beginning of year	1,731.0	1,683.0
Actual return on plan assets	(377.0)	125.0
Employer contributions	12.0	15.0
Member contributions	0.0	0.0
Benefits paid	(87.0)	(78.0)
Expenses paid	(1.0)	(1.0)
Settlements	(5.0)	(7.0)
Other	0.0
Foreign exchange translation	99.0	(6.0)
Plan assets, Fair value, end of year	1,372.0	1,731.0
Less: plan assets reclassified to assets held for sale (note 5)	(93.0)
Plan assets, total	1,279.0
Funded status	(9.0)	(46.0)
Defined Benefit | Canada
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	34.0	37.0
Actuarial gain	(6.0)	(4.0)
Current service cost	3.0	4.0
Member contributions	0.0	0.0
Interest cost	1.0	1.0
Benefits paid	(4.0)	(4.0)
Expenses paid	0.0	0.0
Settlements	0.0	0.0
Plan amendments		0.0
Other	0.0
Foreign exchange translation	0.0	0.0
Balance, end of year	28.0	34.0
Less: projected benefit obligation reclassified to liabilities associated with assets held for sale (note 5)	0.0
Projected benefit obligation, total	28.0
Plan assets
Fair value, beginning of year	16.0	16.0
Actual return on plan assets	(3.0)	0.0
Employer contributions	4.0	4.0
Member contributions	0.0	0.0
Benefits paid	(4.0)	(4.0)
Expenses paid	0.0	0.0
Settlements	0.0	0.0
Other	0.0
Foreign exchange translation	0.0	0.0
Plan assets, Fair value, end of year	13.0	16.0
Less: plan assets reclassified to assets held for sale (note 5)	0.0
Plan assets, total	13.0
Funded status	(15.0)	(18.0)
Defined Benefit | Foreign Plan
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	1,743.0	1,800.0
Actuarial gain	(473.0)	(39.0)
Current service cost	22.0	23.0
Member contributions	0.0	0.0
Interest cost	52.0	49.0
Benefits paid	(83.0)	(74.0)
Expenses paid	(1.0)	(1.0)
Settlements	(5.0)	(7.0)
Plan amendments		0.0
Other	0.0
Foreign exchange translation	98.0	(8.0)
Balance, end of year	1,353.0	1,743.0
Less: projected benefit obligation reclassified to liabilities associated with assets held for sale (note 5)	(85.0)
Projected benefit obligation, total	1,268.0
Plan assets
Fair value, beginning of year	1,715.0	1,667.0
Actual return on plan assets	(374.0)	125.0
Employer contributions	8.0	11.0
Member contributions	0.0	0.0
Benefits paid	(83.0)	(74.0)
Expenses paid	(1.0)	(1.0)
Settlements	(5.0)	(7.0)
Other	0.0
Foreign exchange translation	99.0	(6.0)
Plan assets, Fair value, end of year	1,359.0	1,715.0
Less: plan assets reclassified to assets held for sale (note 5)	(93.0)
Plan assets, total	1,266.0
Funded status	6.0	(28.0)
Post-Retirement Benefits
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	432.0	454.0
Actuarial gain	(118.0)	(19.0)
Current service cost	10.0	10.0
Member contributions	3.0	2.0
Interest cost	13.0	12.0
Benefits paid	(23.0)	(25.0)
Expenses paid	0.0	0.0
Settlements	0.0	0.0
Plan amendments		(1.0)
Other	1.0
Foreign exchange translation	25.0	(1.0)
Balance, end of year	343.0	432.0
Less: projected benefit obligation reclassified to liabilities associated with assets held for sale (note 5)	(9.0)
Projected benefit obligation, total	334.0
Plan assets
Fair value, beginning of year	1,058.0	1,016.0
Actual return on plan assets	(254.0)	67.0
Employer contributions	0.0	0.0
Member contributions	3.0	2.0
Benefits paid	(23.0)	(23.0)
Expenses paid	0.0	0.0
Settlements	0.0	0.0
Other	1.0
Foreign exchange translation	60.0	(4.0)
Plan assets, Fair value, end of year	845.0	1,058.0
Less: plan assets reclassified to assets held for sale (note 5)	(3.0)
Plan assets, total	842.0
Funded status	502.0	626.0
Post-Retirement Benefits | Canada
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	2.0	2.0
Actuarial gain	0.0	0.0
Current service cost	0.0	0.0
Member contributions	0.0	0.0
Interest cost	0.0	0.0
Benefits paid	0.0	0.0
Expenses paid	0.0	0.0
Settlements	0.0	0.0
Plan amendments		0.0
Other	0.0
Foreign exchange translation	0.0	0.0
Balance, end of year	2.0	2.0
Less: projected benefit obligation reclassified to liabilities associated with assets held for sale (note 5)	0.0
Projected benefit obligation, total	2.0
Plan assets
Fair value, beginning of year	0.0	0.0
Actual return on plan assets	0.0	0.0
Employer contributions	0.0	0.0
Member contributions	0.0	0.0
Benefits paid	0.0	0.0
Expenses paid	0.0	0.0
Settlements	0.0	0.0
Other	0.0
Foreign exchange translation	0.0	0.0
Plan assets, Fair value, end of year	0.0	0.0
Less: plan assets reclassified to assets held for sale (note 5)	0.0
Plan assets, total	0.0
Funded status	(2.0)	(2.0)
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	430.0	452.0
Actuarial gain	(118.0)	(19.0)
Current service cost	10.0	10.0
Member contributions	3.0	2.0
Interest cost	13.0	12.0
Benefits paid	(23.0)	(25.0)
Expenses paid	0.0	0.0
Settlements	0.0	0.0
Plan amendments		(1.0)
Other	1.0
Foreign exchange translation	25.0	(1.0)
Balance, end of year	341.0	430.0
Less: projected benefit obligation reclassified to liabilities associated with assets held for sale (note 5)	(9.0)
Projected benefit obligation, total	332.0
Plan assets
Fair value, beginning of year	1,058.0	1,016.0
Actual return on plan assets	(254.0)	67.0
Employer contributions	0.0	0.0
Member contributions	3.0	2.0
Benefits paid	(23.0)	(23.0)
Expenses paid	0.0	0.0
Settlements	0.0	0.0
Other	1.0
Foreign exchange translation	60.0	(4.0)
Plan assets, Fair value, end of year	845.0	1,058.0
Less: plan assets reclassified to assets held for sale (note 5)	(3.0)
Plan assets, total	842.0
Funded status	$ 504.0	$ 628.0